Acquisitions (Tables)	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Schedule of Business Acquisitions Stock and Equity Awards
Through a series of mergers, FIS acquired 100 percent of the equity of SunGard, for a total purchase price as follows (in millions):

Cash consideration, including SunGard transaction fees paid at closing	$2,334.8
Value of stock and vested equity awards exchanged for FIS shares	2,696.8
Value of vested portion of SunGard stock awards exchanged for FIS awards	47.5
$5,079.1

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The preliminary purchase price allocation is as follows (in millions):

Cash	$631.1
Trade and other receivables	559.4
Property and equipment	135.5
Computer software	674.3
Intangible assets	4,190.0
Other assets	73.7
Goodwill	5,993.8
Liabilities assumed and noncontrolling interest	(7,178.7)
$5,079.1

The following table summarizes the liabilities assumed in the SunGard acquisition (in millions):

Long-term debt, subsequently retired	$4,737.9
Deferred income taxes	1,650.2
Deferred revenue	278.3
Other liabilities and noncontrolling interest	512.3
$7,178.7

Business Acquisition, Pro Forma Information
SunGard's revenues and pre-tax loss from continuing operations of $253.9 million and $11.7 million, respectively, from November 30, 2015 through December 31, 2015, are included in the Consolidated Statements of Earnings. Selected unaudited pro forma results of operations for the years ended December 31, 2015 and 2014, assuming the Acquisition had occurred as of January 1, 2014, are presented for comparative purposes below (in millions, except per share amounts):

	2015	2014
Total processing and services revenues	$9,139.1	$8,985.8
Net earnings (loss) from continuing operations attributable to FIS common stockholders	$388.8	$(35.4)
Pro forma earnings (loss) per share - basic from continuing operations attributable to FIS common stockholders	$1.19	$(0.11)
Pro forma earnings (loss) per share - diluted from continuing operations attributable to FIS common stockholders	$1.17	$(0.11)